Consolidated Statements of Comprehensive Income (Loss) (Six Months Ended 2013 Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Jun. 30, 2014		Jun. 30, 2013
Interest Income
Loans receivable, including fees	$ 5,049		$ 4,987		$ 10,033		$ 10,435
Securities held to maturity	875		938		1,870		1,504
Other	44		45		89		93
Total Interest Income	5,968		5,970		11,992		12,032
Interest Expense
Deposits	784		868		1,655		2,007
Borrowings	389		381		767		714
Total Interest Expense	1,173		1,249		2,422		2,721
Net Interest Income	4,795		4,721		9,570		9,311
Provision for Loan Losses	100		300		600		4,044
Net Interest Income after Provision for Loan Losses	4,695		4,421		8,970		5,267
Non-Interest Income
Fees and service charges	170		200		407		329
Income from bank owned life insurance	110		109		217		217
Unrealized gain on trading securities							1
Other	44		54		100		103
Total Non-Interest Income	324		363		724		650
Non-Interest Expenses
Salaries and employee benefits	2,039		1,885		3,784		3,859
Directors compensation	239		227		444		495
Occupancy and equipment	678		662		1,343		1,403
Service bureau fees	264		308		626		553
Advertising	72		71		144		162
FDIC assessment	144		248		410		291
Professional services	412		273		547		543
Fraud loss	439
Other	457		350		860		983
Total Non-Interest Expenses	4,744		4,024		8,158		8,289
Income (Loss) before Income Taxes	275		760		1,536		(2,372)
Income Tax Expense (Benefit)	57		261		548		(987)
Net Income (Loss)	218		499		988		(1,385)
Weighted average number of shares of common stock outstanding-basic and diluted (in Shares)	4,939		4,922		4,926		4,933
Earnings (Loss) per common share-basic and diluted (in Dollars per share)	$ 0.04		$ 0.10		$ 0.20		$ (0.28)
Defined benefit pension plans:
Actuarial loss arising during period, net of tax of $24 and $— for the six months ended December 31, 2014 and 2013, respectively and ($1) and ($36) for the year ended June 30, 2014 and 2013, respectively	(37)				2		50
Reclassification adjustment for prior service cost included in net income, net of tax of $— and( $1) for the six months ended December 31, 2014 and 2013, respectively and ($2) and ($4) for the year ended June 30, 2014 and 2013, respectively [Note A]		[1]	1	[1]	2	[1]	7	[1]
Reclassification adjustment for net actuarial (gain) loss included in net income, net of tax $2 and $3 for the six months ended December 31, 2014 and 2013, respectively, and $5 and ($6) for the year ended June 30, 2014 and 2013, respectively [Note B]	(2)	[2]	(3)	[2]	(6)	[2]	11	[2]
Other comprehensive (loss) income	(39)		(2)		(2)		68
Comprehensive income (loss)	$ 179		$ 497		$ 986		$ (1,317)

[1]	The gross amount of prior service cost amortization is recorded in Directors' Compensation. The related tax impact is recorded in income tax expense.
[2]	The gross amount of actuarial (gain) loss amortization is recorded in Salaries and Benefits, ($15), ($14), ($28) and ($16), respectively and Directors' Compensation $11, $8, $17 and $33, respectively. The related tax expense is recorded in income tax expense.